Income and expenses - Finance Income and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Finance income
Finance income of related parties (Note 23)	$ 68	$ 72		$ 224
Other finance income	1,312	4,786		2,185
Finance income	1,380	4,858	[1]	2,409	[1]
Finance costs
Interest on debt instruments	33,705	34,188		28,961
Interest on loans and credit facilities	15,533	8,249		15,834
Interest on note and bill discounting	373	205		7,403
Interest expense on lease liabilities	1,972	119		163
Trade receivables securitization expense (Note 10)	9,192	11,708		7,256
Other finance costs	2,450	2,597		352
Finance costs	$ 63,225	$ 57,066	[1]	$ 59,969	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.